UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette       West Hartford, CT            05/03/2011
     --------------------       -----------------            ----------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          149
                                         -----------

Form 13F Information Table Value Total:  $   124,978
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO                      COM             88579Y101     1,930        SH             Sole        N/A        14,842
ABBOTT LABS                COM             002824100       674        SH             Sole        N/A        17,911
ABIOMED INC                COM             003654100       154        SH             Sole        N/A        39,587
ALLEGHANY CORP DEL         COM             017175100       212        SH             Sole        N/A         1,294
ALLSTATE CORP              COM             020002101       571        SH             Sole        N/A        17,218
ALTRIA GROUP INC           COM             02209S103       242        SH             Sole        N/A         8,075
AMBAC FINL GROUP INC       COM             023139108       329        SH             Sole        N/A         6,519
AMERICAN EXPRESS CO        COM             025816109     1,617        SH             Sole        N/A        48,658
AMERICAN INTL GROUP INC    COM             026874107     3,271        SH             Sole        N/A        66,150
AMGEN INC                  COM             031162100       661        SH             Sole        N/A        11,480
AOL TIME WARNER INC        COM             00184A105       157        SH             Sole        N/A        14,495
AUTOMATIC DATA
  PROCESSING IN            COM             053015103     1,631        SH             Sole        N/A        52,975
BAKER HUGHES INC           COM             057224107       431        SH             Sole        N/A        14,400
BANKNORTH GROUP INC NEW    COM             06646R107     4,114        SH             Sole        N/A       188,613
BELLSOUTH CORP             COM             079860102       432        SH             Sole        N/A        19,941
BIOTECH HOLDRS TR          DEPOSTRY RCPTS  09067D201       233        SH             Sole        N/A         2,500
BOEING CO                  COM             097023105       368        SH             Sole        N/A        14,700
BP PLC                     SPONSORED ADR   055622104       589        SH             Sole        N/A        15,256
BRISTOL MYERS SQUIBB CO    COM             110122108       986        SH             Sole        N/A        46,674
CARDINAL HEALTH INC        COM             14149Y108       911        SH             Sole        N/A        15,985
CARMAX INC                 COM             143130102       300        SH             Sole        N/A        20,600
CENDANTCORP                COM             151313103       407        SH             Sole        N/A        32,023
CHEVRON CORP NEW           COM             166764100       861        SH             Sole        N/A        13,323
CHUBB CORP                 COM             171232101       244        SH             Sole        N/A         5,515
CIMAREX ENERGY CO          COM             171798101       450        SH             Sole        N/A        23,141
CISCO SYS INC              COM             17275R102       469        SH             Sole        N/A        36,174
CITIGROUP INC              COM             172967101     2,038        SH             Sole        N/A        59,150
COCA COLA CO               COM             191216100       467        SH             Sole        N/A        11,525
COLGATE PALMOLIVE CO       COM             194162103     1,620        SH             Sole        N/A        29,765
COMCAST CORP NEW           CL A            20030N101       293        SH             Sole        N/A        10,240
COMCAST CORP NEW           CL A SPL        20030N200       793        SH             Sole        N/A        28,890
CONOCOPHILLIPS             COM             20825C104     1,109        SH             Sole        N/A        20,684
COSTCO WHSL CORP NEW       COM             22160K105     1,256        SH             Sole        N/A        41,775
CVS CAREMARK CORPORATION   COM             126650100       846        SH             Sole        N/A        35,475
DELL INC                   COM             24702R101       898        SH             Sole        N/A        32,847
DEVON ENERGY CORP NEW      COM             25179M103       253        SH             Sole        N/A         5,250
DIMON INC                  COM             254394109        70        SH             Sole        N/A        12,150
DISNEY WALT CO             COM DISNEY      254687106       390        SH             Sole        N/A        22,933
DNP SELECT INCOME FD       COM             23325P104       447        SH             Sole        N/A        45,000
DOW CHEM CO                COM             260543103       366        SH             Sole        N/A        13,260
DU PONT E I DE NEMOURS &
  CO                       COM             263534109       364        SH             Sole        N/A         9,367
E M C CORP MASS            COM             268648102       158        SH             Sole        N/A        21,820
EBAY INC                   COM             278642103       307        SH             Sole        N/A         3,595
ELECTRONIC DATA SYS NEW    COM             285661104       781        SH             Sole        N/A        44,393
ELECTRONICS FOR IMAGING
  INC                      DBCV 1.500% 610 284745AA4       186        SH             Sole        N/A        10,560
EMERSON ELEC CO            COM             291011104     1,649        SH             Sole        N/A        36,360
EXELON CORP                COM             30161N101       292        SH             Sole        N/A         5,800
EXXON MOBIL CORP           COM             30231G102     5,344        SH             Sole        N/A       152,902
FEDERAL NATL MTG ASSN      COM             313586109       999        SH             Sole        N/A        15,292
FIDELITY NATL FINL INC     COM             316326107       583        SH             Sole        N/A        17,073
FIRST DATA CORP            COM             319963104     1,616        SH             Sole        N/A        43,668
FLEETBOSTON FINL CORP      COM             339030108     1,066        SH             Sole        N/A        44,630
GANNETT INC                COM             364730101       967        SH             Sole        N/A        13,731
GENERAL ELECTRIC CO        COM             369604103     6,543        SH             Sole        N/A       256,582
GUIDANT CORP               COM             401698105     1,739        SH             Sole        N/A        48,027
HANCOCK JOHN FINL SVCS
  INC                      COM             41014S106       221        SH             Sole        N/A         7,966
HARLEY DAVIDSON INC        COM             412822108     1,193        SH             Sole        N/A        30,035
HARTFORD FINL SVCS GROUP
  INC                      COM             416515104       430        SH             Sole        N/A        12,183
HCA INC                    COM             404119109       275        SH             Sole        N/A         6,650
HEINZ H J CO               COM             423074103       365        SH             Sole        N/A        12,500
HELMERICH & PAYNE INC      COM             423452101       254        SH             Sole        N/A         9,900
HEWLETT PACKARD CO         COM             428236103       981        SH             Sole        N/A        63,060
HOME DEPOT INC             COM             437076102     1,476        SH             Sole        N/A        60,577
HONEYWELL INTL INC         COM             438516106       247        SH             Sole        N/A        11,583
HOSPITALITY PPTYS TR       COM SH BEN INT  44106M102       310        SH             Sole        N/A        10,150
IMS HEALTH INC             COM             449934108       804        SH             Sole        N/A        51,516
INGERSOLL-RAND COMPANY
  LTD                      CL A            G4776G101       244        SH             Sole        N/A         6,317
INTEL CORP                 COM             458140100       705        SH             Sole        N/A        43,301
INTERNATIONAL BUSINESS
  MACHS                    COM             459200101     2,050        SH             Sole        N/A        26,134
ISHARES TR                 DJ US HEALTHCR  464287762       264        SH             Sole        N/A         5,375
JOHNSON & JOHNSON          COM             478160104     4,383        SH             Sole        N/A        75,743
JPMORGAN CHASE & CO        COM             46625H100       445        SH             Sole        N/A        18,788
KERR MCGEE CORP            COM             492386107       290        SH             Sole        N/A         7,150
KEYSPAN CORP               COM             49337W100       432        SH             Sole        N/A        13,409
KIMBERLY CLARK CORP        COM             494368103       234        SH             Sole        N/A         5,148
KOPIN CORP                 COM             500600101       905        SH             Sole        N/A       179,540
LIBERTY MEDIA CORP NEW     INT COM SER A   53071M104     1,553        SH             Sole        N/A       159,634
LILLY ELI & CO             COM             532457108     1,156        SH             Sole        N/A        20,228
LOWES COS INC              COM             548661107       830        SH             Sole        N/A        20,325
LUCENT TECHNOLOGIES INC    COM             549463107        24        SH             Sole        N/A        16,046
MARSH & MCLENNAN COS INC   COM             571748102       481        SH             Sole        N/A        11,272
MARSHALL & ILSLEY CORP
  NEW                      COM             571837103       238        SH             Sole        N/A         9,304
MBIA INC                   COM             55262C100       760        SH             Sole        N/A        19,677
MCDONALDS CORP             COM             580135101       544        SH             Sole        N/A        37,652
MCGRAW HILL COS INC        COM             580645109       306        SH             Sole        N/A         5,500
MCKESSON CORP              COM             58155Q103       300        SH             Sole        N/A        12,025
MEDTRONIC INC              COM             585055106       839        SH             Sole        N/A        18,587
MELLON FINL CORP           COM             58551A108       453        SH             Sole        N/A        21,300
MERCK & CO INC             COM             589331107     3,056        SH             Sole        N/A        55,792
MERRILL LYNCH & CO INC     COM             590188108       259        SH             Sole        N/A         7,320
MGIC INVT CORP WIS         COM             552848103       573        SH             Sole        N/A        14,600
MICROSOFT CORP             COM             594918104     1,878        SH             Sole        N/A        77,586
MOTOROLA INC               COM             620076109       524        SH             Sole        N/A        63,410
NATIONAL CITY CORP         COM             635405103       226        SH             Sole        N/A         8,106
NATIONAL INSTRS CORP       COM             636518102       516        SH             Sole        N/A        14,700
NEOMAGIC CORP              COM             640497103        57        SH             Sole        N/A        45,800
NEWFIELD EXPL CO           COM             651290108       671        SH             Sole        N/A        19,800
NOBLE ENERGY INC           COM             655044105       768        SH             Sole        N/A        22,400
NOKIA CORP                 SPONSORED ADR   654902204     1,059        SH             Sole        N/A        75,591
OFFICE DEPOT INC           COM             676220106       208        SH             Sole        N/A        17,550
ORACLE CORP                COM             68389X105     1,767        SH             Sole        N/A       163,156
OXFORD HEALTH PLANS INC    COM             691471106       780        SH             Sole        N/A        25,700
PAYCHEX INC                COM             704326107       437        SH             Sole        N/A        15,927
PENNEY J C INC             COM             708160106       393        SH             Sole        N/A        20,000
PEPSICO INC                COM             713448108     2,408        SH             Sole        N/A        60,192
PFIZER INC                 COM             717081103     2,836        SH             Sole        N/A        91,012
PHARMACIA CORP             COM             71713U102       227        SH             Sole        N/A         5,247
PITNEY BOWES INC           COM             724479100       356        SH             Sole        N/A        11,150
PROCTER & GAMBLE CO        COM             742718109     2,521        SH             Sole        N/A        28,311
PROGRESSIVE CORP OHIO      COM             743315103     1,228        SH             Sole        N/A        20,700
RADIOSHACK CORP            COM             750438103       327        SH             Sole        N/A        14,650
ROGERS COMMUNICATIONS INC  CL B            775109200       224        SH             Sole        N/A        20,900
ROYAL DUTCH PETE CO        NY REG EUR .56  780257804       342        SH             Sole        N/A         8,396
SBC COMMUNICATIONS INC     COM             78387G103     1,540        SH             Sole        N/A        76,753
SCHERING PLOUGH CORP       COM             806605101       314        SH             Sole        N/A        17,613
SCHLUMBERGER LTD           COM             806857108     1,095        SH             Sole        N/A        28,815
SOUTHERN CO                COM             842587107       421        SH             Sole        N/A        14,811
STANLEY WKS                COM             854616109       846        SH             Sole        N/A        35,256
STATE STR CORP             COM             857477103       835        SH             Sole        N/A        26,405
STRYKER CORP               COM             863667101       338        SH             Sole        N/A         4,920
SUN MICROSY STEMS INC      COM             866810104        92        SH             Sole        N/A        28,325
SUNGARD DATA SYS INC       COM             867363103       413        SH             Sole        N/A        19,400
SYNOPSYS INC               COM             871607107       558        SH             Sole        N/A        13,100
SYSCO CORP                 COM             871829107       399        SH             Sole        N/A        15,685
TARGET CORP                COM             87612E106       261        SH             Sole        N/A         8,926
TEXAS INSTRS INC           COM             882508104       438        SH             Sole        N/A        26,742
TEXTRON INC                COM             883203101       553        SH             Sole        N/A        20,150
TITAN PHARMACEUTICALS
  INC DE                   COM             888314101        23        SH             Sole        N/A        14,250
TRAVELERS PPTY CAS CORP
  NEW                      CL A            89420G109       390        SH             Sole        N/A        27,679
TYCO INTL LTD NEW          COM             902124106       485        SH             Sole        N/A        37,711
UNITED PARCEL SERVICE INC  CL B            911312106       755        SH             Sole        N/A        13,251
UNITED TECHNOLOGIES CORP   COM             913017109       942        SH             Sole        N/A        16,300
UNITEDHEALTH GROUP INC     COM             91324P102     1,148        SH             Sole        N/A        12,526
VERIZON COMMUNICATIONS
  INC                      COM             92343V104     1,754        SH             Sole        N/A        49,619
VIACOM INC                 CL B            925524308       504        SH             Sole        N/A        13,807
VODAFONE GROUP PLC NEW     SPONS ADR NEW   92857W209       206        SH             Sole        N/A        11,310
WACHOVIA CORP NEW          COM             929903102       268        SH             Sole        N/A         7,860
WAL MART STORES INC        COM             931142103     1,305        SH             Sole        N/A        25,091
WASHINGTON MUT INC         COM             939322103       332        SH             Sole        N/A         9,425
WASTE MGMT INC DEL         COM             94106L109       796        SH             Sole        N/A        37,600
WEBSTER FINL CORP CONN     COM             947890109       502        SH             Sole        N/A        14,291
WELLPOINT INC              COM             94973V107       261        SH             Sole        N/A         3,400
WESTPORT RES CORP NEW      COM             961418100       363        SH             Sole        N/A        18,000
WHIRLPOOLCORP              COM             963320106       282        SH             Sole        N/A         5,755
WHITE MTNS INS GROUP LTD   COM             G9618E107       442        SH             Sole        N/A         1,300
WILLIAMS COS INC DEL       COM             969457100        64        SH             Sole        N/A        13,960
WYETH                      COM             983024100       850        SH             Sole        N/A        22,469
YUM BRANDS INC             COM             988498101     1,528        SH             Sole        N/A        62,798
ZIMMER HLDGS INC           COM             98956P102       358        SH             Sole        N/A         7,358